Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001230869
Registrant Name	ASA Gold & Precious Metals Ltd
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A